Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

2. Fair Value of Financial Instruments

Topic 820, Fair Value Measurements, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Cash and Cash Equivalents

The Company’s cash and cash equivalents are demand and money market accounts and other highly liquid investments with an original maturity of three months or less. Demand and money market accounts are at stated values. Fair values for other cash equivalents are classified as Level 1 and are based upon appropriate valuation methodology.

Marketable Securities — Available-for-sale

The Company classifies highly liquid money market funds, U.S. Treasury bonds and certificates of deposit within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets and upon models that take into consideration such market-based factors as recent sales, risk-free yield curves, and prices of similarly rated bonds. Commercial paper, corporate bonds, corporate debt securities, repurchase agreements, and asset backed securities are classified within Level 2 because they are valued using inputs other than quoted prices that are directly or indirectly observable in the market, including readily available pricing sources for the identical underlying security which may not be actively traded. The Company did not hold any securities classified within Level 3 as of December 31, 2020 and June 30, 2021 (unaudited).

Assets measured on a recurring basis at fair value, primarily related to marketable securities, included in the consolidated balance sheets as of December 31, 2020 and June 30, 2021 (unaudited) (in thousands) are set forth below:

	Fair Value Measurement at December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$6,771	$—	$—	$6,771
Total cash equivalents	6,771	—	—	6,771

Restricted cash equivalents
Money market accounts	6,201	—	—	6,201
Certificates of deposits	3,331	—	—	3,331
Total restricted cash equivalents	9,532	—	—	9,532

Marketable securities – restricted
Corporate debt securities	—	5,955	—	5,955
U.S. treasury securities	6,994	—	—	6,994
Commercial paper	—	8,791	—	8,791
Asset backed securities	—	2,911	—	2,911
Total marketable securities – restricted	$6,994	$17,657	$—	$24,651
	Fair Value Measurement at June 30, 2021 (unaudited)
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$196,296	$—	$—	$196,296
Total cash equivalents	196,296	—	—	196,296

Restricted cash equivalents
Money market accounts	23,962	—	—	23,962
Certificates of deposits	3,331	—	—	3,331
Total restricted cash equivalents	27,293	—	—	27,293

Marketable securities – restricted
Corporate debt securities	—	4,473	—	4,473
U.S. treasury and agency securities	20,313	1,995	—	22,308
Commercial paper	—	14,681	—	14,681
Asset backed securities	—	5,175	—	5,175
Total marketable securities – restricted	$20,313	$26,324	$—	$46,637

Public and Private Warrants

At the Closing, Metromile Operating Company acquired the net liabilities from INSU, including warrants exercisable for common stock. The Company estimated the fair value of warrants exercisable for common stock measured at fair value on a recurring basis at the respective dates using the public trading price, for the Public warrants, and the Black-Scholes option valuation model, for the Private placement warrants (together with the public warrants, the “Warrants”), respectively. The Black-Scholes option valuation model inputs are based on the estimated fair value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, the risk-free interest rates, the expected dividends, and the expected volatility of the price of the Company’s underlying stock. These estimates, especially the expected volatility, are highly judgmental and could differ materially in the future.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We consider our Public warrants to be Level 1 liabilities as we use publicly and readily available information to measure the fair value of the warrants. For our Private placement warrants, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date and as such are classified as Level 2 liabilities.

The table below sets forth a summary of changes in the fair value of the Company’s Level 1, Level 2, and Level 3 liabilities for the years ended December 31, 2020 and the six months ended June 30, 2021 (unaudited) (in thousands):

Balance at December 31, 2019	$1,738
Issuance of warrant on Series E convertible preferred stock	12,620
Increase in fair value of warrant	69,294
Balance at December 31, 2020	$83,652
Increase in fair value of warrants	47,062
Exercise of preferred stock warrants prior to Business Combination	(130,714)
Public and Private placement Warrants acquired in Business Combination	45,623
Decrease in fair value of Public and Private placement Warrants	(27,909)
Balance at June 30, 2021	$17,714

The fair value of the Private placement warrants was determined using the Black-Scholes option valuation model using the following assumptions for values as of June 30, 2021:

	Estimated Fair Value of Warrants as of June 30, 2021	Exercise Price	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in Years)
Private placement warrants	$770	$11.50	0%	65.00%	0.79%	4.6

In connection with the Merger, each of the Metromile Operating Company convertible preferred stock warrants outstanding as of December 31, 2020 was exercised for shares of Metromile Operating Company common stock. Therefore, there were no convertible preferred stock warrants outstanding after the Closing.

Through the three months and six months ended June 30, 2020 and 2021 (unaudited), there were no transfers to or from any Level. The carrying amounts of accounts payable, accrued expenses and notes payable approximate their fair values because of the relatively short periods until they mature or are required to be settled.

2. Fair Value of Financial Instruments

Topic 820, Fair Value Measurements, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheet, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Cash and Cash Equivalents

The Company’s cash and cash equivalents are demand and money market accounts and other highly liquid investments with an original maturity of three months or less. Demand and money market accounts are at stated values. Fair values for other cash equivalents are classified as Level 1 or Level 2 and are based upon appropriate valuation methodology.

Marketable Securities — Available-for-sale

The Company classifies highly liquid money market funds, U.S. Treasury bonds and certificates of deposit within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets and upon models that take into consideration such market-based factors as recent sales, risk-free yield curves, and prices of similarly rated bonds. Commercial paper, corporate bonds, corporate debt securities, repurchase agreements, and asset backed securities are classified within Level 2 because they are valued using inputs other than quoted prices that are directly or indirectly observable in the market, including readily available pricing sources for the identical underlying security which may not be actively traded. The Company did not hold any securities classified within Level 3 as of December 31, 2019 and 2020.

Assets measured on a recurring basis at fair value, primarily related to marketable securities, included in the consolidated balance sheets as of December 31, 2019 and 2020 (in thousands):

	Fair Value Measurement at December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$5,275	$—	$—	$5,275
Total cash equivalents	5,275	—	—	5,275

Restricted cash equivalents
Money market accounts	1,896	—	—	1,896
Repurchase agreements	—	2,000	—	2,000
Certificates of deposits	3,771	—	—	3,771
Total restricted cash equivalents	5,667	2,000	—	7,667

Marketable securities
Corporate debt securities	—	7,852	—	7,852
Asset backed securities	—	1,500	—	1,500
Total marketable securities	—	9,352	—	9,352

Marketable securities – restricted
Corporate debt securities	—	12,505	—	12,505
U.S. treasury securities	10,627	1,055	—	11,682
Commercial paper	—	6,273	—	6,273
Asset backed securities	—	6,503	—	6,503
Total marketable securities – restricted	$10,627	$26,336	$—	$36,963
	Fair Value Measurement at December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market accounts	$6,771	$—	$—	$6,771
Total cash equivalents	6,771	—	—	6,771

Restricted cash equivalents
Money market accounts	6,201	—	—	6,201
Certificates of deposits	3,331	—	—	3,331
Total restricted cash equivalents	9,532	—	—	9,532

Marketable securities – restricted
Corporate debt securities	—	5,955	—	5,955
U.S. treasury securities	6,994	—	—	6,994
Commercial paper	—	8,791	—	8,791
Asset backed securities	—	2,911	—	2,911
Total marketable securities – restricted	$6,994	$17,657	$—	$24,651

Warrants

The Company estimated the fair value of warrants exercisable for convertible preferred stock measured at fair value on a recurring basis at the respective dates using the Black-Scholes option valuation model, based on the estimated fair value of the underlying convertible preferred stock at the valuation measurement date, the remaining contractual term of the warrant, the risk-free interest rates, the expected dividends, and the expected volatility of the price of the underlying stock using guideline companies for reference. These estimates, especially the market value of the underlying stock and the related expected volatility, are highly judgmental and could differ materially in the future.

There were no changes in the valuation techniques during the periods presented. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date and as such are classified as Level 3 liabilities.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 liabilities for the years ended December 31, 2019 and 2020 (in thousands):

Balance at December 31, 2018	$1,147
Issuance of warrant on Series E convertible preferred stock	499
Increase in fair value of warrant	92
Balance at December 31, 2019	1,738
Issuance of warrant on Series E convertible preferred stock	12,620
Increase in fair value of warrant	69,294
Balance at December 31, 2020	$83,652

The fair value of the convertible preferred stock warrants was determined using the Black-Scholes option valuation model using the following assumptions for values as of December 31, 2019 and 2020:

	Estimated Fair Value of Warrants as of December 31, 2019	Exercise Price	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in Years)
Series A	$972	$0.5909	0%	66.00%	1.60%	2.42
Series C	$127	$4.3189	0%	44.00%	1.60%	2.33
Series D	$140	$5.0763	0%	40.00%	1.59%	1.42
Series E	$499	$6.2894	0%	34.00%	1.62%	3.13
	Estimated Fair Value of Warrants as of December 31, 2020	Exercise Price	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in Years)
Series A	$4,459	$0.5909	0%	63.00%	0.27%	0.46
Series C	$883	$4.3189	0%	61.00%	0.27%	0.46
Series D	$1,163	$5.0763	0%	61.00%	0.09%	0.46
Series E	$3,763	$6.2894	0%	60.00%	0.58%	0.46
Series E	$73,162	$6.2894	0%	60.00%	0.09%	0.46
Series E	$222	$8.6560	0%	60.00%	0.09%	0.46

Through December 31, 2019 and 2020, there were no transfers to or from any Level. The carrying amounts of accounts payable, accrued expenses, notes payable, and convertible debt approximate their fair values because of the relatively short periods until they mature or are required to be settled.